Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Carrying amounts and estimated fair values of financial instruments

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	$2	$2	$10	$10
VOI notes receivable	93	109	132	153
Securitized vacation ownership notes receivable	446	551	408	492
Other notes receivable	26	26	19	19

Total financial assets	$567	$688	$569	$674

Liabilities:
Long-term debt	$2,194	$2,442	$2,848	$3,120
Long-term securitized debt	402	412	367	373

Total financial liabilities	$2,596	$2,854	$3,215	$3,493

Off-Balance sheet:
Letters of credit	$—	$171	$—	$159
Surety bonds	—	21	—	23

Total Off-Balance sheet	$—	$192	$—	$182